Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Non-current financial assets
Schedule of non-current financial assets

	June 30,	December 31,
	2026	2025
Security rental deposits	54,543	7,086
Total non-current financial assets	54,543	7,086